Revenues (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Revenue Recognition [Abstract]
Long term deferred revenue	$ 27.4	$ 27.4	$ 25.2
Revenue recognized	27.9	27.9	11.8
Remaining performance obligations	107.4	107.4
Expected remaining performance obligations recognized during next 12 months	78.7	78.7
Expected remaining performance obligations recognized over subsequent 12 months	14.3	14.3
Expected remaining performance obligations recognized remainder thereafter	14.4	14.4
Deferred sales commissions	$ 9.7	$ 9.7	$ 9.6